Annual Fund Operating Expenses - Hartford Small Company HLS Fund	Apr. 30, 2021
IA
Operating Expenses:
Management fees	0.75%
Distribution and/or service (12b-1) fees	none
Other expenses	0.06%
Total annual fund operating expenses	0.81%
IB
Operating Expenses:
Management fees	0.75%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	0.06%
Total annual fund operating expenses	1.06%